Discontinued Operations - Schedule of Major Classes of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Major classes of assets
Customer receivables	$ 13,731	$ 13,005
Costs and estimated earnings in excess of billings on uncompleted contracts	22,970	34,605
Inventories	2,426	2,426
Other current assets	1,033	116
Total current assets of discontinued operations	40,160	50,152
Property and equipment, net	5,235	4,505
Other assets of discontinued operations	895	1,550
Total major classes of assets of discontinued operations	46,290	56,207
Major classes of liabilities
Accounts payable	16,963	18,629
Billings in excess of costs and estimated earnings on uncompleted contracts	3,530	7,497
Other current liabilities	87	82
Total current liabilities of discontinued operations	20,580	26,208
Total major classes of liabilities of discontinued operations	$ 20,580	$ 26,208